Debentures, Bank Loans and Credit (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018		Dec. 31, 2017
Current liabilities
Current maturities of debentures	₪ 4,103		₪ 1,263
Current maturities of bank loans	621		692
Total current liabilities	4,724	[1]	1,955
Non-current liabilities
Debentures	5,537		8,748
Bank loans	4,100		4,401
Total non-current liabilities	9,637	[1]	13,149
Total	₪ 14,361		₪ 15,104

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1